Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000008867 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class NAV/JHBCDX)
Average Annual Return, Percent	21.96%	11.19%	15.64%
C000153948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class C/JBGCX)
Average Annual Return, Percent	19.62%	9.97%	14.36%
C000153947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class A/JBGAX)
Average Annual Return, Percent	15.40%	9.62%	14.61%
C000008868 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class 1/JIBCX)
Average Annual Return, Percent	21.91%	11.14%	15.59%
C000009189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class 1/JIREX)
Average Annual Return, Percent	(2.06%)	6.83%	6.93%
C000223234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class A/JYEBX)
Average Annual Return, Percent	(7.26%)	5.43%	6.22%
C000223235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class C/JABFX)
Average Annual Return, Percent	(4.08%)	5.76%	6.39%
C000223236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class I/JABGX)
Average Annual Return, Percent	(2.19%)	6.78%	6.90%
C000223233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class R6/JABIX)
Average Annual Return, Percent	(2.10%)	6.85%	6.94%
C000199364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class R6/JSJFX)
Average Annual Return, Percent	(1.09%)	4.18%	7.31%
C000009243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class NAV)
Average Annual Return, Percent	(1.03%)	4.19%	7.32%
C000199363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class I/JSJIX)
Average Annual Return, Percent	(1.15%)	4.07%	7.21%
C000199366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class C/JSJCX)
Average Annual Return, Percent	(3.10%)	3.04%	6.43%
C000199365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class A/JSJAX)
Average Annual Return, Percent	(6.36%)	2.76%	6.48%
C000069283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class A/JAAAX)
Average Annual Return, Percent	(0.76%)	3.14%	2.91%
C000102118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class C/JAACX)
Average Annual Return, Percent	2.74%	3.48%	2.71%
C000098166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class I/JAAIX)
Average Annual Return, Percent	4.83%	4.53%	3.75%
C000113512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R2/JAAPX)
Average Annual Return, Percent	4.38%	4.12%	3.33%
C000128529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R4/JAASX)
Average Annual Return, Percent	4.68%	4.38%	3.60%
C000106470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R6/JAARX)
Average Annual Return, Percent	4.87%	4.64%	3.86%
Without Sales Load [Member] | C000153948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge
Average Annual Return, Percent	20.62%	9.97%	14.36%
Without Sales Load [Member] | C000153947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge
Average Annual Return, Percent	21.47%	10.75%	15.20%
Without Sales Load [Member] | C000223234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge
Average Annual Return, Percent	(2.35%)	6.51%	6.77%
Without Sales Load [Member] | C000223235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class C/JABFX)—excluding sales charge
Average Annual Return, Percent	(3.12%)	5.76%	6.39%
Without Sales Load [Member] | C000199366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge
Average Annual Return, Percent	(2.15%)	3.04%	6.43%
Without Sales Load [Member] | C000199365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge
Average Annual Return, Percent	(1.42%)	3.82%	7.03%
Without Sales Load [Member] | C000069283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge
Average Annual Return, Percent	4.46%	4.21%	3.43%
Without Sales Load [Member] | C000102118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge
Average Annual Return, Percent	3.74%	3.48%	2.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%	13.98%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.30%	3.28%	2.51%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	22.58%	15.25%	17.92%
Dow Jones U S Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	(0.25%)	8.51%	5.89%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	10.48%	7.07%	8.75%